Summary of Significant Accounting Policies - Effect of Adoption, Reinsurance Recoverable (Details) $ in Thousands	Jan. 01, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Less: Reinsurance recoverable	$ 35,116,000
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Less: Reinsurance recoverable	35,270,000
Reclass of carrying amount of MRBs under prior guidance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Less: Reinsurance recoverable	(407,000)
Adjustment for loss contracts under the modified retrospective approach
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Less: Reinsurance recoverable	0
Effect of remeasurement of liability at current discount rate
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Less: Reinsurance recoverable	$ 253,000